UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2004

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Warner
Title:
Phone:    (212) 593-4538

Signature, Place, and Date of Signing:

         /s/ Brian Warner          New York, NY              02/14/05
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       30

Form 13F Information Table Value Total:       $83,350 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2  COLUMN 3      COLUMN 4          COLUMN 5         COLUMN 6  COLUMN 7            COLUMN 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     VOTING
                                                                  SHRS                                              AUTHORITY
                               TITLE                    VALUE      OR              PUT/  INVESTMENT   OTHER  -----------------------
NAME OF ISSUER               OF CLASS    CUSIP        (X$1000)   PRN AMT  SH/PRN   CALL  DISCRETION MANAGERS     SOLE    SHARED NONE
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----

ACME COMMUNICATION INC       COM        004631 10 7    3,423     488,350    SH           SOLE                  488,350
AT&T CORP                    COM NEW    001957 50 5      985      51,696    SH           SOLE                   51,696
BLOCKBUSTER INC              CL A       093679 10 8      477      50,000    SH           SOLE                   50,000
CENTRAL FD CDA LTD           CL A       153501 10 1    3,864     706,400    SH           SOLE                  706,400
COMCAST CORP NEW             CL A       20030N 10 1    2,783      83,618    SH           SOLE                   83,618
CONSECO INC                  COM NEW    208464 88 3    1,097      55,000    SH           SOLE                   55,000
DELPHI CORP                  COM        247126 10 5      275      30,500    SH           SOLE                   30,500
DONNELLEY R R & SONS CO      COM        257867 10 1      741      21,000    SH           SOLE                   21,000
DOVER DOWNS GAMING & ENTMT I COM        260095 10 4      224      17,098    SH           SOLE                   17,098
FRANKLIN ELECTR PUBLISHERS I COM        353515 10 9      174      40,000    SH           SOLE                   40,000
GAYLORD ENTMT CO NEW         COM        367905 10 6   15,906     383,000    SH           SOLE                  383,000
GRAY TELEVISION INC          COM        389375 10 6    6,603     426,000    SH           SOLE                  426,000
HIGHLAND HOSPITALITY CORP    COM        430141 10 1    1,722     153,200    SH           SOLE                  153,200
ISLE OF CAPRI CASINOS INC    COM        464592 10 4    6,802     265,200    SH           SOLE                  265,200
KERZNER INTERNATIONAL LTD    SHS        P6065Y 10 7    3,805      63,360    SH           SOLE                   63,360
LIBERTY MEDIA INTL INC       COM SER A  530719 10 3    1,353      29,262    SH           SOLE                   29,262
LIBERTY MEDIA CORP NEW       COM SER A  530718 10 5    4,284     390,123    SH           SOLE                  390,123
MAGNA ENTMT CORP             CL A       559211 10 7    4,590     762,500    SH           SOLE                  762,500
MEDIALINK WORLDWIDE INC      COM        58445P 10 5      840     239,900    SH           SOLE                  239,900
MI DEVS INC                  CL A SUB   55304X 10 4 3,817     126,500    SH           SOLE                  126,500
                             VTG
MIKOHN GAMING CORP           COM        59862K 10 8    5,424     530,700    SH           SOLE                  530,700
NORTH PITTSBURGH SYS INC     COM        661562 10 8    3,041     122,970    SH           SOLE                  122,970
NORTHWESTERN CORP            COM NEW    668074 30 5      518      18,500    SH           SOLE                   18,500
REGAL ENTMT GROUP            CL A       758766 10 9    3,009     145,000    SH           SOLE                  145,000
SEABULK INTL INC             COM        81169P 10 1      541      44,658    SH           SOLE                   44,658
STEREOTAXIS INC              COM        85916J 10 2    1,327     135,000    SH           SOLE                  135,000
VALUEVISION MEDIA INC        CL A       92047K 10 7    4,325     310,900    SH           SOLE                  310,900
YOUNG BROADCASTING INC       CL A       987434 10 7    1,400      40,000    SH           SOLE                   40,000


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